Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000139703 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.30%
C000139703 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000139703 | B
Holdings [Line Items]
Percent of Total Investments	62.40%
C000139703 | BB
Holdings [Line Items]
Percent of Total Investments	24.50%
C000139703 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000139703 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000139703 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
C000139703 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000139703 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000139703 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.10%
C000014195 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014195 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014195 | B
Holdings [Line Items]
Percent of Total Investments	62.40%
C000014195 | BB
Holdings [Line Items]
Percent of Total Investments	24.50%
C000014195 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014195 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014195 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014195 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014195 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014195 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014195 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.10%
C000162648 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162648 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162648 | B
Holdings [Line Items]
Percent of Total Investments	62.40%
C000162648 | BB
Holdings [Line Items]
Percent of Total Investments	24.50%
C000162648 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162648 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162648 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000162648 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000162648 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162648 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.10%